Fair Value (Details 5) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets:
Carrying Value	$ 1,158,058	$ 1,031,078	$ 1,832,231	$ 1,710,582	$ 1,840,425
Real estate securities, available for sale (refer to Note 8)	961,135	1,035,075	1,108,393
Financial liabilities:
Mortgage and other notes payable	2,110,623	2,113,334	1,015,670
CDO bonds payable	419,253	384,183	2,112,441
Securitization bonds payable	82,367	82,340	98,005
Credit facilities	62,030	70,038	61,088
Secured term loan		0	14,664
Derivative liabilities	30,717	52,204	170,840
Timing swaps
Financial liabilities:
Notional Amount	28,000	28,000	68,900
Principal / Notional Amount
Financial assets:
Carrying Value	1,202,908	1,085,280	2,371,464
Real estate securities, available for sale (refer to Note 8)	1,752,600	2,042,488	2,490,837
Derivative assets	478,688	478,688	815,500
Financial liabilities:
Mortgage and other notes payable	2,110,623	2,113,334	1,015,670
CDO bonds payable	739,926	970,219	3,371,753
Securitization bonds payable	82,337	82,337	98,131
Credit facilities	62,030	70,038	61,088
Secured term loan			14,664
Derivative liabilities	349,009	674,418	1,392,269
Carrying Value
Financial assets:
Carrying Value	1,158,058	1,031,078	1,832,231
Real estate securities, available for sale (refer to Note 8)	961,136	1,035,075	1,108,393
Derivative assets	1,925	3,469	6,229
Financial liabilities:
Mortgage and other notes payable	2,110,623	2,113,334	1,015,670
CDO bonds payable	419,253	384,183	2,112,441
Securitization bonds payable	82,367	82,340	98,005
Credit facilities	62,030	70,038	61,088
Secured term loan			14,664
Derivative liabilities	30,717	52,204	170,840
Estimate of Fair Value Measurement [Member]
Financial assets:
Carrying Value	1,151,377	1,026,709	1,763,851
Real estate securities, available for sale (refer to Note 8)	961,136	1,035,075	1,108,393
Derivative assets	1,925	3,469	6,229
Financial liabilities:
Mortgage and other notes payable	2,108,895	2,107,110	1,034,428
CDO bonds payable	419,253	384,183	2,108,817
Securitization bonds payable	82,500	82,517	98,298
Credit facilities	62,030	70,038	61,088
Secured term loan			15,276
Derivative liabilities	$ 30,717	$ 52,204	$ 170,840